Share Capital - Additional Information (Detail) CAD / shares in Units, $ in Thousands			12 Months Ended
	Feb. 10, 2017 shares	Feb. 10, 2016 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD CAD / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD CAD / shares shares	Dec. 31, 2017 CAD CAD / shares shares	Dec. 31, 2016 CAD shares
Schedule Of Capitalization Equity [Line Items]
Special preferred, redeemable, retractable, non-voting, Shares Authorized | shares			6,350.9				6,350.9
Preference shares issued or outstanding | shares			0		0		0	0
Repurchased common shares under NCIB, Value | $			$ 552		$ 4,225
Increase in additional paid in capital | $			$ 790		4,276
Weighted average fair value per option granted | CAD / shares				CAD 1.08		CAD 0.98
Intrinsic value of options exercised | CAD								CAD 2,000
Intrinsic value of exercisable options | CAD							CAD 0	CAD 0
Fair value of options vested | CAD				CAD 150,000		CAD 956,000
Unrecognized stock-based compensation cost, net of expected forfeitures | CAD							CAD 1,000,000
Expected weighted average period for recognition of unrecognized compensation cost			11 months 19 days	11 months 19 days
Stock-based compensation | $			$ 663		$ 217
Anti-dilutive effect of stock options | shares			5,331,445	5,331,445	5,985,454	5,985,454
Security Based Compensation Arrangements [Member]
Schedule Of Capitalization Equity [Line Items]
Common shares outstanding, Percent			10.00%	10.00%
DSU Plan [Member]
Schedule Of Capitalization Equity [Line Items]
Common shares authorized for issuance | shares			430,000				430,000
Liability recorded in respect of outstanding stock-based compensation | $			$ 422		$ 322
Employee Stock Option [Member]
Schedule Of Capitalization Equity [Line Items]
Common shares authorized for issuance | shares			800,000				800,000
Options vesting, Expiration date			6 years	6 years
Employee Stock Option [Member] | Minimum [Member]
Schedule Of Capitalization Equity [Line Items]
Options vesting period			3 years	3 years
Employee Stock Option [Member] | Maximum [Member]
Schedule Of Capitalization Equity [Line Items]
Options vesting period			4 years	4 years
Performance-based Options [Member]
Schedule Of Capitalization Equity [Line Items]
Options vesting period			3 years	3 years
Performance-based options, period for maintaining target share price, description			at least 30 consecutive days	at least 30 consecutive days
Performance-based Options [Member] | May Grant [Member]
Schedule Of Capitalization Equity [Line Items]
Performance-based options, grant date at fair value | CAD / shares							CAD 1.106
Performance-based Options [Member] | June Grant [Member]
Schedule Of Capitalization Equity [Line Items]
Performance-based options, grant date at fair value | CAD / shares							CAD 1.0175
Restricted Stock Units (RSUs) [Member]
Schedule Of Capitalization Equity [Line Items]
Liability recorded in respect of outstanding stock-based compensation | $			$ 2,105		$ 1,348
Restricted stock units cancelled | shares			128,599	128,599	125,491	125,491
Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Purchase of common shares under NCIB | shares	4,000,000	11,762,446
Stock Repurchase Program Expiration Date	Feb. 12, 2018	Feb. 11, 2017
Repurchased common shares under NCIB | shares			379,700	379,700	2,398,500	2,398,500
Repurchased common shares under NCIB, Value | $			$ 1,342		$ 8,501
2016 NCIB [Member] | Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Repurchased common shares under NCIB, Value | $					$ 4,225
2017 NCIB [Member] | Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Repurchased common shares under NCIB, Value | $			$ 552